Consolidated Statement of Comprehensive Income (Parenthetical) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2020	Oct. 31, 2019	Jan. 31, 2019
Statement [Line Items]
Net of income tax provision, reclassification to earnings of (gains) losses	$ 7	$ 11	$ 5
Net of income tax (provision) recovery, gains (losses) on derivatives designated as cash flow hedges	(76)	15	(274)
Net of income tax provision (recovery), reclassification to earnings of losses on derivatives designated as cash flow hedges	(9)	(7)	(13)
Net of income tax (provision) recovery, unrealized gains on hedges of net foreign operations	17	6	(5)
Net of income tax (provision) recovery, gains (losses) on remeasurement of pension and other employee future benefit plans	46	58	54
Net of income tax recovery, gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	25	(23)	(29)
Debt securities [member]
Statement [Line Items]
Net of income tax recovery (provision), unrealized gains on fair value through OCI securities	(38)	(23)	(61)
Equity securities [member]
Statement [Line Items]
Net of income tax recovery (provision), unrealized gains on fair value through OCI securities	$ 0	$ (1)	$ 0